Filed with the Securities and Exchange Commission on February 12, 2015
1933 Act Registration File No. 33-7699
1940 Act File No. 811-4786

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
[Missing Graphic Reference]
FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933, AS AMENDED
REGISTRATION NO. 33-7699
Post-Effective Amendment No. 57

and

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940, AS AMENDED
REGISTRATION NO. 811-4786
Amendment No. 57

ARIEL INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

200 East Randolph Street, Suite 2900
Chicago, Illinois 60601
(Address of Principal Executive Offices)  (Zip Code)

Registrant’s Telephone Number, including Area Code:   (312) 726-0140

Agent for service:	With copies to:
Arthur Don, Esq. Greenberg Traurig, LLP 1601 K Street, N.W. Washington, D.C. 20006 312.456.8438	Mareilé B. Cusack Ariel Investment Trust 200 East Randolph Street Suite 2900 Chicago, Illinois 60601 312.726.0140	Alia S. Vasquez, Esq. U.S. Bancorp Fund Services, LLC 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202 414.765.6620

It is proposed that this filing will become effective:

☒ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485.

Title of Securities Being Registered: Shares of Beneficial Interest of:

Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel Discovery Fund, Ariel International Fund and Ariel Global Fund.

Explanatory Note:

This Post-Effective Amendment (“PEA”) No. 57 to the Registration Statement of Ariel Investment Trust. (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 56 on Form N-1A filed January 28, 2015.  This PEA No. 57 is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summaries first provided in PEA No. 56 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b)  and the Registrant has duly caused this Post-Effective Amendment No. 57 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois on the 12th day of February, 2015.

ARIEL INVESTMENT TRUST

By:	/s/ Mellody Hobson
Mellody Hobson,
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 57 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ James W. Compton*	Trustee	February 12, 2015
James W. Compton

/s/ William C. Dietrich*	Lead Independent Trustee	February 12, 2015
William C. Dietrich

/s/ Christopher G. Kennedy*	Trustee	February 12, 2015
Christopher G. Kennedy

/s/ H. Carl McCall*	Trustee	February 12, 2015
H. Carl McCall

/s/ Mellody Hobson*	Principal Executive Officer, President	February 12, 2015
Mellody Hobson	and Trustee

/s/ Merrillyn J. Kosier*	Trustee	February 12, 2015
Merrillyn J. Kosier

/s/ John W. Rogers, Jr.*	Trustee	February 12, 2015
John W. Rogers, Jr.

/s/ James M. Williams*	Trustee	February 12, 2015
James M. Williams

/s/ William M. Lewis, Jr.*	Trustee	February 12, 2015
William M. Lewis, Jr.

/s/ Kim Y. Lew	Trustee	February 12, 2015
Kim Y. Lew

/s/ Jeffrey H. Rapaport	Principal Financial Officer,	February 12, 2015
Jeffrey H. Rapaport	Principal Accounting Officer and Treasurer

*By:	/s/ Mellody Hobson
Mellody Hobson,
Attorney-in-fact

*Mellody Hobson signs this document on behalf of each of the foregoing persons pursuant to the Powers of Attorney.

 EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE